SUBSEQUENT EVENTS	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On July 1, 2011 the Company issued 20,000 shares of common stock for services with a fair value of $6,000 ($.30 per share).

On July 12, 2011, 193,576 shares of convertible preferred stock were converted into 1,935,760 shares of common stock.

On August 11, 2011, 84,157 shares of convertible preferred stock were converted into 841,570 shares of common stock.

On August 15, 2011, the Company entered into an employment agreement with its Chief Executive Officer. The agreement is for a period of one year and automatically extends for one day each day until either party notifies the other not to further extend the employment period, provides for an annual base salary totaling $250,000 and annual bonuses based on pre-tax operating income, as defined, for an annual minimum of $50,000 in total.

On July 7, 2011, the Company granted options to purchase 200,000 shares of its common stock having an exercise price of $0.26 per share to a consultant. Options to purchase 100,000 shares are exercisable upon the date of grant and the remaining options to purchase 100,000 shares are exercisable six months from the date of grant. The options expire on July 7, 2012.

On July 7, 2011, the Company issued options to purchase 100,000 shares of its common stock to a consultant at an exercise price of $0.26 per share. The options vest immediately. The options expire on July 7, 2013.

On July 7, 2011, the Company issued options to purchase 100,000 shares of its common stock to an employee at an exercise price of $0.26 per share. The options vest immediately. The options expire on July 7, 2013.

During July and August the Company received subscriptions for the purchase of an aggregate of 2,080,000 shares of its common stock from 11 subscribers at a purchase price of $0.125 per share for gross proceeds of $260,000. No fees or commissions were paid in connection with the subscriptions.

NOTE 10 SUBSEQUENT EVENTS

On January 21, 2011, the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable July 20, 2011. If the Company completes a merger with a public company prior to July 20, 2011 the note and accrued interest automatically convert into 144,000 shares of common stock in the newly formed entity. If the Company has not completed a merger by July 20, 2011 the note and accrued interest is due the holder.

On February 3, 2011, the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to receive 100,000 shares of common stock in a newly formed entity if the Company completes a merger by March 10, 2011. If the Company completes a merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. If the Company does not complete a merger the holder is not entitled to any shares of common stock. As of December 31, 2010 the Company has not recorded any value for this contingency.

During January 2011, the Company entered into a two year software development and marketing agreement with a software developer. The agreement requires the developer to develop an application to use the Company’s product in an iphone application. The agreement requires the application to reach one of the following milestones; 200,000 downloads or 10,000 gift certificate purchases within 60 days of the application becoming available. The developer is entitled to 3% of the gross sales of the gift certificates and the issuance of 2.90 units of the Company upon meeting the milestone.

The Company evaluated subsequent events through February 4, 2011, the date the financial statements were issued.